T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.3%
COMMUNICATION SERVICES 2.5%
Entertainment 1.7%
Liberty Media-Liberty Formula One,
Class C (1) 805,000 56,221
Playtika Holding (1) 566,000 10,941
Spotify Technology (1) 248,000 37,453
104,615
Interactive Media & Services 0.8%
IAC/InterActiveCorp (1) 165,900 16,637
Match Group (1) 192,000 20,878
Vimeo (1) 680,000 8,078
45,593
Total Communication Services 150,208
CONSUMER
DISCRETIONARY 15.2%
Auto Components 0.2%
Aptiv (1) 94,000 11,253
11,253
Automobiles 1.4%
Rivian Automotive, Acquisition Date:
12/23/19 - 7/10/20 , Cost $21,243 (1)
(2) 1,774,986 84,717
84,717
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1) 235,000 31,182
Clear Secure, Class A (1) 111,000 2,984
Terminix Global Holdings (1) 1,108,000 50,558
84,724
Hotels, Restaurants & Leisure 4.9%
Chipotle Mexican Grill (1) 43,000 68,027
Domino's Pizza  104,000 42,329
DraftKings, Class A (1) 753,000 14,661
Hilton Worldwide Holdings (1) 569,000 86,340
MGM Resorts International  1,202,000 50,412
Vail Resorts  141,000 36,698
298,467
Internet & Direct Marketing
Retail 0.7%
Deliveroo (GBP) (1) 2,689,110 3,965
DoorDash, Class A (1) 103,000 12,070
Etsy (1) 170,100 21,140
Farfetch, Class A (1) 466,000 7,046
44,221
Leisure Products 0.2%
Peloton Interactive, Class A (1) 376,084 9,936
9,936
Multiline Retail 2.4%
Dollar General  379,000 84,377
Dollar Tree (1) 389,000 62,298
146,675
Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 3.5%
Bath & Body Works  509,300 24,345
Burlington Stores (1) 450,000 81,977
Five Below (1) 141,000 22,330
O'Reilly Automotive (1) 80,000 54,797
Ross Stores  266,000 24,062
Warby Parker, Class A (1) 98,000 3,313
210,824
Textiles, Apparel & Luxury
Goods 0.5%
Deckers Outdoor (1) 68,000 18,616
Lululemon Athletica (1) 38,200 13,952
32,568
Total Consumer Discretionary 923,385
CONSUMER STAPLES 2.4%
Beverages 0.4%
Boston Beer, Class A (1) 68,707 26,691
26,691
Food & Staples Retailing 1.2%
Casey's General Stores  373,000 73,917
73,917
Food Products 0.3%
TreeHouse Foods (1) 601,000 19,388
19,388
Household Products 0.4%
Reynolds Consumer Products  740,000 21,712
21,712
Personal Products 0.1%
Olaplex Holdings (1) 371,000 5,799
5,799
Total Consumer Staples 147,507
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $912 (1)(2)(3) 302 1,797
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $7,719 (1)(2)(3) 2,097 12,477
Total Energy 14,274
FINANCIALS 6.0%
Capital Markets 3.9%
Cboe Global Markets  369,000 42,221
KKR  1,243,000 72,678
MarketAxess Holdings  86,000 29,257
Raymond James Financial  189,000 20,773
Tradeweb Markets, Class A  812,000 71,351
236,280
Consumer Finance 0.1%
SoFi Technologies, Class A (1) 758,000 7,163
7,163

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance 2.0%
Assurant  376,000 68,368
Axis Capital Holdings  672,000 40,636
Kemper  231,000 13,061
122,065
Total Financials 365,508
HEALTH CARE 26.2%
Biotechnology 4.0%
Alkermes (1) 1,239,000 32,598
Alnylam Pharmaceuticals (1) 291,000 47,517
Apellis Pharmaceuticals (1) 65,000 3,303
Argenx, ADR (1) 122,307 38,565
Exact Sciences (1) 275,000 19,228
Exelixis (1) 398,000 9,023
Ionis Pharmaceuticals (1) 805,000 29,817
Neurocrine Biosciences (1) 273,000 25,594
Seagen (1) 189,000 27,225
Ultragenyx Pharmaceutical (1) 180,000 13,071
245,941
Health Care Equipment &
Supplies 9.7%
Alcon  581,900 46,162
Cooper  233,000 97,299
DENTSPLY SIRONA  328,000 16,144
Hologic (1) 2,493,000 191,512
ICU Medical (1) 165,000 36,736
Ortho Clinical Diagnostics Holdings (1) 1,120,000 20,899
Quidel (1) 329,000 36,999
Teleflex  407,000 144,416
590,167
Health Care Providers &
Services 1.7%
Acadia Healthcare (1) 955,000 62,581
agilon health (1) 239,000 6,059
Molina Healthcare (1) 96,000 32,024
100,664
Health Care Technology 1.6%
Doximity, Class A (1) 235,000 12,241
Multiplan (1) 2,747,000 12,856
Veeva Systems, Class A (1) 332,000 70,537
95,634
Life Sciences Tools & Services 5.8%
Agilent Technologies  829,800 109,807
Avantor (1) 2,722,000 92,058
Bruker  1,396,000 89,763
West Pharmaceutical Services  151,000 62,017
353,645
Pharmaceuticals 3.4%
Catalent (1) 1,350,000 149,715
Elanco Animal Health (1) 1,071,000 27,942
Perrigo  771,000 29,630
207,287
Total Health Care 1,593,338
Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 17.5%
Aerospace & Defense 3.4%
BWX Technologies  777,000 41,849
Textron  2,199,000 163,562
205,411
Airlines 1.1%
Southwest Airlines (1) 1,517,000 69,479
69,479
Commercial Services &
Supplies 0.7%
Waste Connections  296,000 41,351
41,351
Electrical Equipment 0.1%
Shoals Technologies Group, Class
A (1) 470,000 8,009
8,009
Industrial Conglomerates 0.9%
Roper Technologies  122,000 57,612
57,612
Machinery 4.9%
Colfax (1) 1,667,000 66,330
Fortive  877,000 53,435
IDEX  245,600 47,089
Ingersoll Rand  2,577,000 129,752
296,606
Professional Services 4.8%
Clarivate (1) 2,112,856 35,411
CoStar Group (1) 758,830 50,546
Equifax  222,000 52,636
Leidos Holdings  198,700 21,464
TransUnion  789,000 81,535
Upwork (1) 202,000 4,694
Verisk Analytics  225,000 48,292
294,578
Road & Rail 1.6%
JB Hunt Transport Services  480,500 96,480
96,480
Total Industrials & Business Services 1,069,526
INFORMATION
TECHNOLOGY 21.0%
Electronic Equipment, Instruments
& Components 3.9%
Amphenol, Class A  516,000 38,881
Cognex  379,000 29,240
Corning  1,035,000 38,202
Keysight Technologies (1) 484,000 76,457
Littelfuse  39,000 9,727
National Instruments  1,127,000 45,745
238,252
IT Services 1.7%
Broadridge Financial Solutions  111,000 17,284
FleetCor Technologies (1) 325,000 80,945

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Thoughtworks Holding (1) 204,000 4,245
102,474
Semiconductors & Semiconductor
Equipment 7.8%
Entegris  151,200 19,847
KLA  256,000 93,711
Lattice Semiconductor (1) 196,000 11,946
Marvell Technology  1,923,000 137,898
Microchip Technology  2,103,600 158,065
Skyworks Solutions  318,000 42,383
Wolfspeed (1) 90,000 10,247
474,097
Software 7.6%
Atlassian, Class A (1) 91,000 26,739
Bill.com Holdings (1) 137,000 31,070
Black Knight (1) 681,600 39,526
CCC Intelligent Solutions Holdings (1) 1,572,653 17,362
Ceridian HCM Holding (1) 752,000 51,407
Crowdstrike Holdings, Class A (1) 160,800 36,514
DocuSign (1) 274,900 29,447
Fortinet (1) 303,000 103,547
HashiCorp, Class A (1) 10,409 562
nCino (1) 162,000 6,639
Paylocity Holding (1) 28,000 5,762
Procore Technologies (1) 65,000 3,767
PTC (1) 333,000 35,871
SentinelOne, Class A (1) 207,000 8,019
Synopsys (1) 81,000 26,995
Trade Desk, Class A (1) 568,000 39,334
462,561
Total Information Technology 1,277,384
MATERIALS 6.2%
Chemicals 0.6%
RPM International  470,000 38,277
38,277
Construction Materials 0.9%
Martin Marietta Materials  141,080 54,300
54,300
Containers & Packaging 4.7%
Ardagh Metal Packaging (1) 955,329 7,767
Avery Dennison  357,700 62,229
Ball  1,663,090 149,678
Sealed Air  992,700 66,471
286,145
Total Materials 378,722
REAL ESTATE 0.1%
Real Estate Management &
Development 0.1%
eXp World Holdings  148,000 3,133
Total Real Estate 3,133
Total Common Stocks (Cost
$3,613,601) 5,922,985
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.2%
Internet & Direct Marketing
Retail 0.2%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $11,454 (1)(2)(3) 95,262 9,145
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $1,898 (1)(2)(3) 15,187 1,458
Total Consumer Discretionary 10,603
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(2)(3) 650,866 5,272
Total Health Care 5,272
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $2,562 (1)(2)(3) 14,443 2,396
Databricks, Series H, Acquisition Date:
8/31/21, Cost $4,018 (1)(2)(3) 18,224 3,023
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(3) 166,336 3,468
Total Information Technology 8,887
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(2)(3) 81,901 4,271
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,712 (1)(2)(3) 186,841 5,824
Total Materials 10,095
Total Convertible Preferred Stocks
(Cost $40,265) 34,857
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Treasury Reserve Fund,
0.29% (4)(5) 118,718,184 118,718
Total Short-Term Investments (Cost
$118,718) 118,718
Total Investments in
Securities 99.8%
(Cost $3,772,584) $ 6,076,560
Other Assets Less Liabilities 0.2% 13,514
Net Assets 100.0% $ 6,090,074

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $133,848 and represents 2.2% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.29% $ — # $ — $ 32 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Treasury Reserve Fund, 0.29% $ 144,771 ¤ ¤ $ 118,718 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $32 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $118,718.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E116-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,820,029 $ 88,682 $ 14,274 $ 5,922,985
Convertible Preferred Stocks — — 34,857 34,857
Short-Term Investments 118,718 — — 118,718
Total $ 5,938,747 $ 88,682 $ 49,131 $ 6,076,560